Revenue	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Revenue [Abstract]
Revenue

3. Revenue

Revenue is generated from the Company’s operations in the United States and Europe. The following table presents our revenues disaggregated by service type. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors:

	Six Months Ended
	March 31,
	2026	2025
Enterprise Platform Access	$134,125	$131,625
Delivery-as-a-Service	-	-
Total revenue	$134,125	$131,625

Enterprise Platform Access

The Company generates revenue by providing customers access to its integrated drone platform and related operational infrastructure, including aircraft availability, cloud-based software access, tooling and spare parts, maintenance, support, training, and reporting services, which enable customers to perform delivery operations using the Company’s technology.

Delivery-as-a-Service

The Company generates revenue by installing, operating, and managing drone delivery networks on behalf of customers, including providing remote piloting, ground operations, system maintenance, cloud platform access, reporting, training, and operational support services

3. Revenue

Revenue is generated from the Company’s operations in the United States and Europe. The following table presents our revenues disaggregated by service type. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors:

	September 30,
	2025	2024
Enterprise Platform Access	259,875	534,582
Delivery-as-a-Service	132,864	8,392
Total revenue	392,739	542,974

Enterprise Platform Access

The Company generates revenue by providing customers access to its integrated drone platform and related operational infrastructure, including aircraft availability, cloud-based software access, tooling and spare parts, maintenance, support, training, and reporting services, which enable customers to perform delivery operations using the Company’s technology.

Delivery-as-a-Service

The Company generates revenue by installing, operating, and managing drone delivery networks on behalf of customers, including providing remote piloting, ground operations, system maintenance, cloud platform access, reporting, training, and operational support services.